UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   28-03977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:



/s/ Steven J. Hulme          La Crosse, Wisconsin     August 7, 2000
--------------------        ----------------------   ----------------
     (Signature)                  (City/State)             (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             65

Form 13F Information Table Value Total:  $88,796,779.76

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                     FORM 13F INFORMATION TABLE

                         Title                Fair        Shares/
                           of                Market        PRN    SH/  Put/   Invstmt    Other
Name of Issuer           Class     CUSIP      Value        AMT    PRN  Call   Dscretn  Managers   Sole  Share  None

AES Corp.                 COM    00130H105  1,186,250.00  26,000  SH         Sole                26,000
AT&T Corp.                COM    001957109  1,002,109.50  31,500  SH         Sole                31,500
AXA Financial Inc.        COM    002451102  1,462,000.00  43,000  SH         Sole                43,000
Abbott Labs               COM    002824100  1,737,957.00  39,000  SH         Sole                39,000
Albertsons Inc.           COM    013104104  1,762,250.00  53,000  SH         Sole                53,000
Allstate Corp.            COM    020002101  1,468,500.00  66,000  SH         Sole                66,000
Bank of America Corp.     COM    060505104  1,214,500.00  28,000  SH         Sole                28,000
Bank One Corp.            COM    06423A103  1,035,957.00  39,000  SH         Sole                39,000
Boston Scientific Corp.   COM    101137107  1,425,970.00  65,000  SH         Sole                65,000
Burlington Northern
 Santa Fe Corp.           COM    12189T104  1,511,250.00  65,000  SH         Sole                65,000
Calpine Corp.             COM    131347106  1,430,000.00  22,000  SH         Sole                22,000
Cardinal Health Inc.      COM    14149Y108  2,442,000.00  33,000  SH         Sole                33,000
Cendant Corp.             COM    151313103    875,750.00  62,000  SH         Sole                62,000
Chase Manhattan Corp.     COM    16161A108  1,088,238.38  23,625  SH         Sole                23,625
Citigroup Inc.            COM    172967101  1,450,512.00  24,000  SH         Sole                24,000
Coastal Corp.             COM    190441105  2,313,250.00  38,000  SH         Sole                38,000
Compaq Computer Corp.     COM    204493100  1,584,906.00  62,000  SH         Sole                62,000
Computer Associates
 International            COM    204912109  1,330,888.00  26,000  SH         Sole                26,000
Compuware Corp.           COM    205638109    643,250.00  62,000  SH         Sole                62,000
ConAgra Inc.              COM    205887102  1,525,040.00  80,000  SH         Sole                80,000
Conseco Inc.              COM    208464107    707,850.00  72,600  SH         Sole                72,600
Dana Corp.                COM    235811106    423,760.00  20,000  SH         Sole                20,000
Dell Computer Corp.       COM    247025109  1,725,955.00  35,000  SH         Sole                35,000
Delta Airlines Inc.       COM    247361108  1,415,764.00  28,000  SH         Sole                28,000
Eastman Kodak Co.         COM    277461109  1,550,250.00  26,000  SH         Sole                26,000
Eaton Corp.               COM    278058102  1,273,000.00  19,000  SH         Sole                19,000
Edison International      COM    281020107    922,500.00  45,000  SH         Sole                45,000
Emerson Electric Co.      COM    291011104  1,388,625.00  23,000  SH         Sole                23,000
Federal National
 Mortgage Assoc.          COM    313586109  1,098,573.00  21,000  SH         Sole                21,000


Federated Department
 Stores Inc.              COM    31410H101  1,181,250.00  35,000  SH         Sole                35,000
First Data Corp.          COM    319963104  1,240,625.00  25,000  SH         Sole                25,000
Fleetboston Financial
 Corp.                    COM    339030108  1,660,934.00  48,851  SH         Sole                48,851
Ford Motor Co.            COM    345370100    881,500.00  20,500  SH         Sole                20,500
Gap Inc.                  COM    364760108  1,062,500.00  34,000  SH         Sole                34,000
Gateway Inc.              COM    367626108  1,482,000.00  26,000  SH         Sole                26,000
General Dynamics Corp.    COM    369550108  1,306,250.00  25,000  SH         Sole                25,000
G T E Corp.               COM    362320103  1,245,000.00  20,000  SH         Sole                20,000
Heinz (H J) Co.           COM    423074103  1,093,750.00  25,000  SH         Sole                25,000
Home Depot Inc.           COM    437076102  1,548,078.00  31,000  SH         Sole                31,000
Honeywell
 International Inc.       COM    438516106    842,200.00  25,000  SH         Sole                25,000
Intel Corp.               COM    458140100  1,604,256.00  12,000  SH         Sole                12,000
Kimberly Clark Corp.      COM    494368103  1,498,921.88  26,125  SH         Sole                26,125
Merck & Co. Inc.          COM    589331107  1,762,375.00  23,000  SH         Sole                23,000
Metlife Inc.              COM    59156R108  1,053,150.00  50,000  SH         Sole                50,000
Microsoft Corp.           COM    594918104  1,440,000.00  18,000  SH         Sole                18,000
Micron Technology Inc.    COM    595112103  1,761,260.00  20,000  SH         Sole                20,000
Morgan (J P) & Co.        COM    616880100  1,211,375.00  11,000  SH         Sole                11,000
Morgan Stanley Dean
 Witter Discover          COM    617446448  1,831,500.00  22,000  SH         Sole                22,000
Motorola Inc.             COM    620076109  1,290,000.00  43,000  SH         Sole                43,000
Parker Hannifin Corp.     COM    701094104    822,000.00  24,000  SH         Sole                24,000
Philip Morris Co. Inc.    COM    718154107  1,567,217.00  59,000  SH         Sole                59,000
Reliant Energy Inc.       COM    75952J108  1,110,000.00  37,000  SH         Sole                37,000
SBC Communications Inc.   COM    78387G103  1,297,500.00  30,000  SH         Sole                30,000
Sears Roebuck & Co.       COM    812387108  1,696,500.00  52,000  SH         Sole                52,000
Solectron Corp.           COM    834182107  1,381,875.00  33,000  SH         Sole                33,000
Tellabs Inc.              COM    879664100  2,121,578.00  31,000  SH         Sole                31,000
Tenet Healthcare Corp.    COM    88033G100    945,000.00  35,000  SH         Sole                35,000
Tyco International Ltd.   COM    902124106  1,516,000.00  32,000  SH         Sole                32,000
United Health Group Inc.  COM    91324P102  1,993,687.50  23,250  SH         Sole                23,250
United Technologies Corp. COM    913017109  1,354,125.00  23,000  SH         Sole                23,000
USX-Marathon Group        COM    902905827  1,328,339.00  53,000  SH         Sole                53,000
Washington Mutual Inc.    COM    939322103  1,642,341.00  57,000  SH         Sole                57,000
Wells Fargo & Co (New)    COM    949746101  1,491,500.00  38,000  SH         Sole                38,000
Willamette Industries Inc.COM    969133107  1,062,750.00  39,000  SH         Sole                39,000
WorldCom Inc.             COM    98157D106  1,472,587.50  32,100  SH         Sole                32,100
GRAND TOTAL                                88,796,779.76
